Fair Value of Financial Instruments - Summary of Carrying and Estimated Fair Values for Financial Instruments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Interbank deposits	R$ 29,053	R$ 22,692
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Loan operations and lease operations	465,472	463,394
Other financial assets	59,568	53,917
Deposits	402,938	329,414
Securities sold under repurchase agreements	312,634	349,164
Financial liabilities held for trading	465	519
Derivatives	26,746	24,698
Interbank market debt	129,616	135,483
Liabilities for capitalization plans	3,301	3,147
Other financial liabilities	77,613	71,832
Carrying value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and deposits on demand and Central Bank compulsory deposits	117,586	104,242
Interbank deposits	29,053	22,692
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Loan operations and lease operations	465,472	463,394
Other financial assets	59,568	53,917
Deposits	402,938	329,414
Securities sold under repurchase agreements	312,634	349,164
Financial liabilities held for trading	465	519
Derivatives	26,746	24,698
Interbank market debt	129,616	135,483
Institutional market debt	98,482	96,239
Liabilities for capitalization plans	3,301	3,147
Other financial liabilities	77,613	71,832
Estimated fair value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and deposits on demand and Central Bank compulsory deposits	117,586	104,242
Interbank deposits	29,117	22,731
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	37,792	40,749
Loan operations and lease operations	471,846	472,704
Other financial assets	59,568	53,917
Deposits	402,911	329,371
Securities sold under repurchase agreements	312,634	349,164
Financial liabilities held for trading	465	519
Derivatives	26,746	24,698
Interbank market debt	129,286	134,730
Institutional market debt	97,103	95,012
Liabilities for capitalization plans	3,301	3,147
Other financial liabilities	R$ 77,613	R$ 71,832